DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Inventory costs	$33,450	$36,736	$30,333
Subcontractor and consultant costs	3,059	3,163	3,426
Concession construction materials and labor costs	299	323	235
Depreciation and amortization expense	3,592	3,223	2,283
Compensation	5,827	5,562	4,123
Other direct costs	3,794	4,103	2,751
Total	$50,021	$53,110	$43,151